Fees Summary	Nov. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 498,000
Previously Paid Amount	0.00
Total Fee Amount	76.24
Total Offset Amount	0.00
Net Fee	76.24
Narrative - Max Aggregate Offering Price	$ 498,000
Final Prospectus	true